COMMON STOCK - Nonvested Restricted Shares Awards (Details) - Restricted Stock - USD ($) $ / shares in Units, $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2016	Dec. 26, 2015	Dec. 27, 2014	Dec. 31, 2013	Dec. 28, 2013
Nonvested Restricted Awards, Number of Shares [Roll Forward]
Nonvested, beginning balance (in shares)	207,916	257,086	206,420
Granted (in shares)	116,964	76,321	62,555
Vested (in shares)	(60,155)	(121,642)	(9,446)
Forfeited (in shares)	(881)	(3,849)	(2,443)
Nonvested, ending balance (in shares)	263,844	207,916	257,086
Nonvested Restricted Awards, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, beginning balance (in dollars per share)	$ 40.97	$ 36.39	$ 32.52
Granted (in dollars per share)	71.88	54.01	55.30
Vested (in dollars per share)	46.98	38.61	55.30
Forfeited (in dollars per share)	64.36	48.85	36.13
Nonvested, ending balance (in dollars per share)	$ 57.95	$ 40.97	$ 36.39
Employee Service Share-based Compensation, Nonvested Restricted Awards, Total Compensation Cost Not yet Recognized [Abstract]
Nonvested restricted awards, unrecognized compensation expense	$ 4.8	$ 5.2	$ 1.7		$ 2.9
Nonvested restricted awards, weighted-average period to recognize expense	1 year 6 months 3 days	2 years 6 months 11 days	1 year 9 months 23 days	2 years